CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 29,502	$ 724,410	$ 102,296
Prepaid expenses	53,333	199,166	400,000
Total Current Assets	82,835	923,576	502,296
Deferred offering costs			122,110
Marketable securities held in Trust Account	116,831,001	116,160,281
TOTAL ASSETS	116,913,836	117,083,857	624,406
Current liabilities
Accrued expenses		440,245	4,882
Promissory note	436,077		600,000
Accrued expenses	1,050,428	440,245
Total Current Liabilities	1,555,982	440,245	604,882
Warrant Liabilities	1,884,800	4,860,800
TOTAL LIABILITIES	3,440,782	5,301,045	604,882
Commitments and Contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,712
Accumulated deficit	(2,938,708)	(4,367,476)	(5,476)
TOTAL STOCKHOLDERS' DEFICIT	(2,938,420)	(4,367,188)	19,524
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS' DEFICIT	116,913,836	117,083,857	624,406
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock value	288	288	288
Class A Common Stock
STOCKHOLDERS' DEFICIT
Common stock value		0	$ 0
Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 11,500,000 shares at $10.12 and $10.10 redemption value at September 30, 2022 and December 31, 2021, respectively	$ 116,411,474	$ 116,150,000